Portfolio of Investments (unaudited)
As of July 31, 2026
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—98.1%
AUSTRALIA—1.4%
Materials—1.4%
Rio Tinto PLC, ADR	161,600	$15,650,960
BRAZIL—1.2%
Industrials—1.2%
Rumo SA	4,621,768	13,165,586
CHINA—2.6%
Communication Services—1.4%
Tencent Holdings Ltd.	264,000	16,131,188
Industrials—1.2%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	219,200	12,850,536
Total China		28,981,724
DENMARK—1.5%
Financials—0.8%
Tryg AS	394,600	9,390,531
Health Care—0.7%
Novo Nordisk AS, Class B	151,800	7,180,379
Total Denmark		16,570,910
FRANCE—7.3%
Consumer Discretionary—0.6%
LVMH Moet Hennessy Louis Vuitton SE	12,400	6,809,274
Consumer Staples—1.7%
Danone SA	161,600	12,570,231
Pernod Ricard SA	76,200	5,938,517
		18,508,748
Energy—1.9%
Bollore SE	914,700	4,084,953
TotalEnergies SE	194,600	17,097,556
		21,182,509
Industrials—0.8%
Teleperformance SE	116,127	9,239,916
Utilities—2.3%
Engie SA	417,100	13,001,469
Veolia Environnement SA	303,600	12,081,262
		25,082,731
Total France		80,823,178
GERMANY—3.9%
Communication Services—1.2%
Deutsche Telekom AG	443,396	13,683,632
Financials—0.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,900	8,950,423
Information Technology—0.9%
SAP SE, ADR	55,100	10,117,462
Utilities—1.0%
RWE AG	159,100	10,466,067
Total Germany		43,217,584
HONG KONG—1.3%
Financials—1.3%
Hong Kong Exchanges & Clearing Ltd.	266,800	13,901,028
Shares		Value

INDIA—0.4%
Utilities—0.4%
NTPC Ltd.	1,367,200	$4,962,661
JAPAN—1.8%
Financials—1.8%
Mitsubishi UFJ Financial Group, Inc.	885,200	19,772,268
NETHERLANDS—5.8%
Communication Services—0.6%
Universal Music Group NV	414,000	6,830,814
Financials—1.8%
ING Groep NV	565,700	19,879,573
Information Technology—3.4%
ASML Holding NV	11,200	18,456,983
BE Semiconductor Industries NV	37,200	8,530,660
NXP Semiconductors NV	45,400	10,403,864
		37,391,507
Total Netherlands		64,101,894
SWITZERLAND—1.0%
Consumer Staples—1.0%
Nestle SA	112,000	11,194,510
TAIWAN—4.8%
Information Technology—4.8%
Hon Hai Precision Industry Co. Ltd.	1,420,700	10,849,895
Taiwan Semiconductor Manufacturing Co. Ltd.	570,000	42,160,186
		53,010,081
UNITED KINGDOM—5.0%
Consumer Discretionary—0.6%
Taylor Wimpey PLC	6,804,100	7,164,050
Financials—0.9%
London Stock Exchange Group PLC	91,500	10,293,068
Health Care—1.3%
AstraZeneca PLC	84,200	14,283,688
Industrials—0.8%
BAE Systems PLC	307,900	8,716,443
Materials—1.1%
Johnson Matthey PLC	443,000	11,967,425
Real Estate—0.3%
UNITE Group PLC, REIT	447,200	3,248,542
Total United Kingdom		55,673,216
UNITED STATES—60.1%
Communication Services—4.1%
Alphabet, Inc., Class C(b)	108,700	38,767,855
Array Digital Infrastructure, Inc.	183,321	6,386,904
		45,154,759
Consumer Discretionary—4.8%
Lowe's Cos., Inc.(b)	58,300	12,115,323
Meritage Homes Corp.	137,200	9,631,440
NIKE, Inc., Class B	167,800	6,998,938
TJX Cos., Inc.(b)	86,500	13,609,910
Wyndham Hotels & Resorts, Inc.	146,900	10,996,934
		53,352,545
Consumer Staples—4.3%
Coca-Cola Co.	124,621	10,915,553
Keurig Dr. Pepper, Inc.	376,300	11,710,456
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of July 31, 2026
abrdn Total Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Staples (continued)
Mondelez International, Inc., Class A(b)	141,700	$8,829,327
Primo Brands Corp.	249,300	5,659,110
Target Corp.(b)	76,100	10,995,689
		48,110,135
Energy—2.5%
ONEOK, Inc.	143,900	13,067,559
Williams Cos., Inc.	207,300	14,830,242
		27,897,801
Financials—9.0%
Bank of America Corp.(b)	257,800	15,970,710
Blackstone, Inc.	107,200	13,694,800
CME Group, Inc.	43,700	11,702,423
Fidelity National Information Services, Inc.	296,400	13,269,828
Goldman Sachs Group, Inc.	15,500	15,784,890
JPMorgan Chase & Co.	52,600	18,504,154
MetLife, Inc.	114,400	10,997,272
		99,924,077
Health Care—7.4%
AbbVie, Inc.	58,700	14,730,178
Becton Dickinson & Co.	64,100	10,616,242
CVS Health Corp.	104,800	10,944,264
Medtronic PLC(b)	113,900	9,725,921
Merck & Co., Inc.	115,500	15,038,100
Roche Holding AG	23,500	10,271,671
Sanofi SA	125,200	10,781,179
		82,107,555
Industrials—7.1%
FedEx Corp.(b)	30,300	9,314,220
Ferrovial NV	162,976	10,675,908
Honeywell International, Inc.	60,250	14,643,762
Lockheed Martin Corp.	20,500	11,946,170
Schneider Electric SE	35,400	11,893,879
Union Pacific Corp.	42,600	12,444,738
Waste Management, Inc.	33,200	7,521,460
		78,440,137
Information Technology—16.1%
Accenture PLC, Class A	36,600	6,072,672
Amdocs Ltd.	115,600	6,441,232
Analog Devices, Inc.	16,000	5,878,560
Shares		Value

Apple, Inc.(b)	115,300	$35,617,323
Broadcom, Inc.(b)	99,200	38,616,576
Cisco Systems, Inc.(b)	124,800	14,475,552
Microsoft Corp.(b)	76,900	35,736,968
NVIDIA Corp.	140,500	28,205,375
Oracle Corp.	60,000	7,792,200
		178,836,458
Materials—0.7%
Linde PLC	16,300	7,797,594
Real Estate—1.4%
American Tower Corp., REIT	88,600	15,359,696
Utilities—2.7%
CMS Energy Corp.(b)	137,200	9,877,028
FirstEnergy Corp.(b)	209,900	10,140,269
NextEra Energy, Inc.(b)	116,200	10,100,104
		30,117,401
Total United States		667,098,158
Total Common Stocks		1,088,123,758
PREFERRED STOCKS—3.5%
SOUTH KOREA—3.5%
Information Technology—3.5%
Samsung Electronics Co. Ltd.	311,700	39,169,757
Total Preferred Stocks		39,169,757
Total Investments (Cost $773,904,659)—101.6%		1,127,293,515
Long Term Debt Securities—(2.1%)		(23,208,042)
Other Assets in Excess of Liabilities—0.5%		5,139,246
Net Assets—100.0%		$1,109,224,719

(a)
China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional
Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(b)	All or a portion of the security has been designated as collateral for the line of credit.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
EUR	Euro Currency
USD	U.S. Dollar

As of July 31, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/14/2026	Goldman Sachs & Co.	USD	84,127,799	EUR	73,500,000	$84,994,150	$(866,351)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

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Notes to Portfolio of Investments
July 31, 2026 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4